Current and long-term debt - BCFL lease financing (MR) (Details)	1 Months Ended					12 Months Ended
	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) vessel	Apr. 30, 2020 USD ($)	Sep. 30, 2017 USD ($) optionToAcquireAdditionalProperty vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,588,290,000				$ 861,967,000	$ 1,588,290,000
Principal repayments recognized in consolidated cash flow statements						$ 0	$ 516,127,000	$ 79,502,000
Number of vessels, purchase option exercised | vessel							18
MR | Vessels | Bottom of range | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Sales leaseback transaction, option to purchase, term					5 years
MR | Vessels | Top of range | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period					10 years
MR | Vessels | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Finance lease daily rate per vessel				$ 1,910
Increase through new leases, liabilities arising from financing activities				$ 1,900,000
Borrowings instrument, term				3 years
Borrowings		21,700,000					$ 21,700,000
MR | Vessels | BCFL Lease Financing (MRs) | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel					5
Sale leaseback transaction, gross proceeds per vessel					$ 27,500,000
Sale leaseback transaction, term					7 years
Finance lease daily rate per vessel												$ 9,025
Number of options in sale leaseback | optionToAcquireAdditionalProperty					3
Sale leaseback, option term					1 year
Sale leaseback, deposit per vessel										$ 5,100,000
MR | Vessels | BCFL Lease Financing (MRs) | STI Amber
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements			$ 8,200,000
MR | Vessels | BCFL Lease Financing (MRs) | STI Topaz, STI Garnet, STI Onyx, STI Ruby
Disclosure of detailed information about borrowings [line items]
Number of vessels, purchase option exercised | vessel			4
MR | Vessels | BCFL Lease Financing (MRs) | STI Ruby
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements		$ 7,400,000
MR | Vessels | BCFL Lease Financing (MRs) | STI Topaz, STI Garnet, STI Onyx
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements	$ 21,700,000
MR | Vessels | Installation of scrubbers | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel									3		1
Borrowings									$ 5,800,000		$ 1,900,000